THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 14, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON NOVEMBER 14, 2002

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [X]; Amendment Number: 4
                                               ------------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

             /s/ Mark D. Lerner          Baltimore, Maryland       11/14/02
           -------------------------    ---------------------   --------------
                 [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           --------------

Form 13F Information Table Entry Total:    7
                                           --------------

Form 13F Information Table Value Total:    $165,415
                                           --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE




   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7              COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    --------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED      NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------      ----

AT&T                    Common     001957109   29,598   1,533,552   SH             SOLE                   SOLE

Bard CR, Inc.           Common     067383109   21,695     422,000   SH             SOLE                   SOLE

Comcast                 Common     200300200    4,736     132,000   SH             SOLE                   SOLE

Cooper Industries       Common     216669101   31,853     768,100   SH             SOLE                   SOLE

General Motors CL H     Common     370442832    4,054     304,100   SH             SOLE                   SOLE

Gucci Group             Common     401566104   42,198     516,000   SH             SOLE                   SOLE

Honeywell Inc.          Common     438516106   31,281   1,184,900   SH             SOLE                   SOLE

